Average Annual Total Returns - Class I Shares - Alger Emerging Markets Fund - AC	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Shares 10 Years	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	37.17%	13.19%	4.48%	37.17%	12.18%	3.94%	22.01%	10.00%	3.26%	18.69%	13.22%	4.00%